Prepaid Expenses and Other Current Assets, Net - Schedule of Movement of Provision for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provision For Credit Losses [Abstract]
Balance at beginning of the year	$ 206,168
Changes in credit losses	(29,401)	207,378	29,573
Write-offs			(29,573)
Foreign currency translation adjustment	2,773	(1,210)
Balance at the end of the year	$ 179,540	$ 206,168